Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Changes in Other Comprehensive (Loss) Income
The following table shows the changes in other comprehensive income (loss) for the past two years:

	For the year ended December 31, 2017
(In thousands)	Net unrealized (losses) gains on securities	Adjustments related to defined benefit plan	Net unrealized gains from cash flow hedges:	Accumulated other comprehensive income (loss)
Balance, beginning of period	$(161)	$(391)	$712	$160
Other comprehensive (loss) income before reclassifications	(134)	—	170	36
Less amounts reclassified from accumulated other comprehensive income (loss)	40	(50)	—	(10)
Period change	(174)	50	170	46
Balance, end of period	$(335)	$(341)	$882	$206

	For the year ended December 31, 2016
(In thousands)	Net unrealized gains (losses) on securities	Adjustments related to defined benefit plan	Net unrealized gains (losses) from cash flow hedges:	Accumulated other comprehensive income (loss)
Balance, beginning of period	$(2)	$(448)	$(17)	$(467)
Other comprehensive income before reclassifications	116	—	729	845
Less amounts reclassified from accumulated other comprehensive loss	275	(57)	—	218
Period change	(159)	57	729	627
Balance, end of period	$(161)	$(391)	$712	$160

(a) All amounts are net of tax.